Funds held for clients	12 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Funds held for clients	Funds held for clients

	As at September 30, 2023	As at September 30, 2022
	$	$
Cash (Note 32)	269,792	504,726
Short-term investments	80,000	—
Long-term bonds (Note 32)	138,935	94,113
	488,727	598,839